ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares					Fair Value
	OPEN END FUNDS — 3.4%
	FIXED INCOME - 3.4%
286,672	Fidelity Advisor Floating Rate High Income Fund				$ 2,663,179
422,170	Vanguard High-Yield Corporate Fund, Admiral Class				2,305,047
					4,968,226

	TOTAL OPEN END FUNDS (Cost $5,171,518)				4,968,226

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.1%
	CLO — 18.1%
1,000,000	AMMC CLO XI Ltd. Series 2012-11A CR2(a),(b)	TSFR3M + 2.162%	6.4490	04/30/31	1,001,261
1,000,000	Balboa Bay Loan Funding 2024-1 Ltd. Series 1A D1(a),(b)	TSFR3M + 3.200%	7.4930	07/20/37	1,016,364
500,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	TSFR3M + 2.250%	6.5430	03/09/34	501,128
1,000,000	Battalion Clo XVI Ltd. Series 16A CR2(a),(b)	TSFR3M + 2.000%	6.4400	01/20/38	1,003,018
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	TSFR3M + 3.262%	7.5550	10/20/30	2,006,078
500,500	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	TSFR3M + 1.762%	6.0550	04/20/31	501,038
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	7.4140	04/15/31	1,002,110
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 2.762%	7.0640	04/15/31	1,503,892
1,844,689	Halcyon Loan Advisors Funding Ltd. Series 2015-2A E(a),(b)	TSFR3M + 5.962%	10.2620	07/25/27	61,048
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	TSFR3M + 2.232%	6.5250	04/22/30	2,406,478
1,500,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	7.6840	07/15/31	1,499,088
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.600%	6.2110	10/31/37	1,002,870
1,000,000	Octagon Investment Partners 46 Ltd. Series 2A DR(a),(b)	TSFR3M + 3.562%	7.8640	07/15/36	1,003,041
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	TSFR3M + 5.242%	9.5350	04/20/34	1,515,494
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	TSFR3M + 2.112%	6.4120	01/26/31	2,004,646
520,000	Steele Creek CLO Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 1.762%	6.0550	04/21/31	521,882
2,000,000	Venture 33 CLO Ltd. Series 33A D(a),(b)	TSFR3M + 3.422%	7.7240	07/15/31	1,928,884
1,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.4840	07/15/32	995,210
2,750,000	Voya CLO Ltd. Series 2018-1A C(a),(b)	TSFR3M + 2.862%	7.1550	04/19/31	2,763,225
2,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	8.9700	01/25/35	2,006,776
					26,243,531

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.1% (continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
121,498	Alternative Loan Trust Series 2004-35T2 A4(c)		6.0000	02/25/35	$ 22,322
3,390	Banc of America Mortgage Trust Series 2004-A 2A4(d)		5.5700	02/25/34	3,330
5,883,880	BCAP, LLC Trust Series 2007-AA2 21IO(c),(d)		0.4260	04/25/37	64,655
6,630	Bear Stearns ARM Trust Series 2003-4 3A1(d)		7.0900	07/25/33	6,325
3,903	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(e)		5.5000	10/25/33	3,902
552	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(d)		7.6060	02/25/37	555
17,965	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(d)		5.7470	05/25/34	16,952
4,743	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	2,397
2,848	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	TSFR1M + 0.565%	4.8750	06/25/34	2,620
27,411	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(c)	TSFR1M + 7.536%	3.2250	01/25/34	628
5,871	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	5,790
6,351	Impac CMB Trust Series 2004-4 1M3(b)	TSFR1M + 1.014%	5.3250	09/25/34	6,299
17,606	Impac CMB Trust Series 2004-6 M1(b)	TSFR1M + 1.034%	5.2500	10/25/34	16,953
2,161	Impac CMB Trust Series 2004-5 1A3(b)	TSFR1M + 0.939%	5.3450	10/25/34	2,142
13,127	JP Morgan Mortgage Trust Series 2005-A1 3A5(d)		5.6070	02/25/35	12,267
10,732	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	10,545
402,897	MASTR Alternative Loan Trust Series 2007-HF1 4AX(c)		7.0000	10/25/47	74,655
3,235	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(d)		6.0910	09/25/34	3,186
7,420	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(d)		7.2030	11/25/34	6,945
55,079	Wilshire Funding Corporation Series 1997-WFC1 M3(d)		7.2500	08/25/27	53,867
					316,335
	HOME EQUITY — 0.4%
24,243	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(e)		8.0880	06/25/31	23,835
7,397	AFC Trust Series 2000-1 1A(b)	TSFR1M + 0.844%	5.1550	03/25/30	7,171
154	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(e)		5.4040	12/25/33	265
21,144	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6 M2(b)	TSFR1M + 2.589%	6.9000	11/25/33	26,040
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	TSFR1M + 6.114%	10.4250	10/25/34	134,289
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	TSFR1M + 0.854%	5.1650	01/25/34	15,125
127,531	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	TSFR1M + 1.914%	6.2250	06/25/34	127,265
92,289	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	TSFR1M + 1.914%	6.2250	11/25/34	88,993
21,220	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(e)		6.9900	02/25/31	20,804

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.1% (continued)
	HOME EQUITY — 0.4% (Continued)
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	TSFR1M + 2.439%	6.7500	11/25/33	$ 3,814
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	TSFR1M + 2.814%	7.1250	11/25/33	28,321
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	TSFR1M + 2.289%	6.6000	07/25/34	13,161
14,549	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	TSFR1M + 1.239%	3.3470	10/25/33	15,700
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	TSFR1M + 1.689%	6.0000	06/25/34	1,725
10,266	Option One Mortgage Loan Trust Series 2003-5 A2(b)	TSFR1M + 0.754%	5.0650	08/25/33	10,346
62,246	RASC Series Trust Series 2003-KS4 MI1(e)		4.6100	06/25/33	61,506
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	TSFR1M + 2.514%	3.8480	12/25/33	10,309
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	TSFR1M + 3.339%	7.6500	07/25/34	57,101
					645,770
	MANUFACTURED HOUSING — 0.0%(f)
2,503	Conseco Finance Corporation Series 1997-1 M1(d)		7.2200	03/15/28	2,515

	RESIDENTIAL MORTGAGE — 0.4%
87,399	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	TSFR1M + 2.889%	3.5160	03/25/34	103,264
69,647	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	TSFR1M + 1.839%	4.9400	07/25/35	64,778
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	TSFR1M + 1.014%	5.3250	11/25/34	30,447
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	TSFR1M + 1.314%	5.6250	11/25/34	21,646
11,625	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(e)		5.8030	11/25/32	11,295
9,953	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	TSFR1M + 1.239%	5.5770	04/25/32	10,318
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	TSFR1M + 2.964%	7.2750	06/25/33	15,967
28,619	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	TSFR1M + 1.839%	6.1500	07/25/34	30,934
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	TSFR1M + 2.019%	6.3300	02/25/35	112,882
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	TSFR1M + 2.169%	6.4800	02/25/35	146,730
					548,261
	TOTAL ASSET BACKED SECURITIES (Cost $29,721,598)				27,756,412

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
109,719	Fannie Mae Interest Strip(c)		5.5000	08/25/35	17,154
252,538	Fannie Mae Interest Strip Series 384 2(c)		4.5000	07/25/37	30,585
360,391	Fannie Mae Interest Strip Series 385 3(c)		5.0000	01/25/38	57,621

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0% (Continued)
886,156	Fannie Mae Interest Strip Series 407 40(c)		6.0000	01/25/38	$ 178,036
226,809	Fannie Mae Interest Strip Series 418 141(c),(d)		5.5000	05/25/39	35,985
228,668	Fannie Mae Interest Strip Series 418 147(c),(d)		6.0000	05/25/39	37,764
101,720	Fannie Mae Interest Strip Series 409 80(c),(d)		4.5000	11/25/39	19,785
438,893	Fannie Mae Interest Strip Series 408 9(c),(d)		4.5000	10/25/40	81,773
283,952	Fannie Mae Interest Strip Series 409 83(c),(d)		4.5000	11/25/40	46,919
1,113,707	Fannie Mae Interest Strip Series 406 15(c)		5.0000	12/25/40	249,661
185,568	Fannie Mae Interest Strip Series 409 C13(c)		3.5000	11/25/41	27,791
124,881	Fannie Mae Interest Strip Series 409 64(c),(d)		4.0000	11/25/41	20,189
161,721	Fannie Mae Interest Strip Series 413 126(c),(d)		4.0000	07/25/42	26,125
162,352	Fannie Mae Interest Strip Series 413 177(c),(d)		4.5000	07/25/42	29,583
334,923	Fannie Mae Interest Strip Series 413 155(c),(d)		4.5000	07/25/42	61,298
824,489	Fannie Mae Interest Strip Series 417 C24(c)		3.5000	12/25/42	106,052
360,872	Fannie Mae Interest Strip Series 419 C3(c)		3.0000	11/25/43	49,544
475,574	Fannie Mae Interest Strip Series 426 292(c),(d)		3.5000	08/25/51	77,490
306,957	Fannie Mae REMICS Series 2004-70 XJ(b),(c)		5.0000	10/25/34	44,097
488,830	Fannie Mae REMICS Series 2006-109 SG(b),(c)	SOFR30A + 6.512%	2.1650	11/25/36	39,915
203,340	Fannie Mae REMICS Series 2007-39 AI(b),(c)	SOFR30A + 6.006%	1.6550	05/25/37	16,017
139,801	Fannie Mae REMICS Series 2007-92 SK(b),(c)	SOFR30A + 6.336%	1.9850	09/25/37	13,918
146,141	Fannie Mae REMICS Series 2007-112 SA(b),(c)	SOFR30A + 6.336%	1.9850	12/25/37	15,947
60,665	Fannie Mae REMICS Series 2009-31 PI(c)		5.0000	11/25/38	1,432
374,109	Fannie Mae REMICS Series 2009-101 MI(c)		6.0000	12/25/39	36,955
400,021	Fannie Mae REMICS Series 2009-113 XI(c),(d)		5.0000	01/25/40	62,341
494,282	Fannie Mae REMICS Series 2010-150 SP(b),(c)	SOFR30A + 6.486%	2.1350	10/25/40	41,405
1,397,800	Fannie Mae REMICS Series 2011-149 MS(b),(c)	SOFR30A + 5.886%	1.5350	11/25/41	67,729
118,060	Fannie Mae REMICS Series 2012-84 KI(b),(c)	SOFR30A + 6.000%	6.0000	08/25/42	18,111
148,605	Fannie Mae REMICS Series 2013-10 SJ(b),(c)	SOFR30A + 6.036%	1.6850	02/25/43	14,077
435,695	Fannie Mae REMICS Series 2014-68 IB(c)		4.5000	02/25/43	50,302
85,846	Fannie Mae REMICS Series 2015-16 IN(c)		4.5000	09/25/43	2,638
1,143,433	Fannie Mae REMICS Series 2013-103 JS(b),(c)	SOFR30A + 5.886%	1.5350	10/25/43	92,560
146,646	Fannie Mae REMICS Series 2015-22 BS(b),(c)	SOFR30A + 6.036%	4.5980	04/25/45	12,842
6,945,786	Fannie Mae REMICS Series 2015-40 LT(b),(c)	SOFR30A + 6.086%	0.0300	06/25/45	10,502
2,047,687	Fannie Mae REMICS Series 2015-34 HI(c)		6.0000	06/25/45	462,257
82,040	Fannie Mae REMICS Series 2017-78 KI(c)		3.5000	10/25/47	13,578
55,177	Fannie Mae REMICS Series 2018-37 CI(c)		4.0000	10/25/47	1,369

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0% (Continued)
996,482	Fannie Mae REMICS Series 2017-97 SW(b),(c)	SOFR30A + 6.086%	1.7350	12/25/47	$ 102,259
157,073	Fannie Mae REMICS Series 2018-2 LI(c)		3.5000	12/25/47	15,390
294,640	Fannie Mae REMICS Series 2017-99 DI(c)		3.5000	12/25/47	38,925
275,929	Fannie Mae REMICS Series 2018-31 IO(c)		4.5000	12/25/47	53,989
997,558	Fannie Mae REMICS Series 2018-16 MI(c)		4.0000	03/25/48	204,659
200,374	Fannie Mae REMICS Series 2018-34 CI(c)		4.0000	05/25/48	34,531
242,051	Fannie Mae REMICS Series 2018-35 KI(c)		4.0000	05/25/48	41,746
1,080,208	Fannie Mae REMICS Series 2018-54 SA(b),(c)	SOFR30A + 6.136%	1.7850	08/25/48	88,421
416,751	Fannie Mae REMICS Series 2018-74 MI(c)		4.5000	10/25/48	81,746
586,153	Fannie Mae REMICS Series 2019-44 IC(c)		3.5000	08/25/49	86,713
218,712	Fannie Mae REMICS Series 2021-27 GI(c)		4.5000	05/25/51	57,182
999,657	Fannie Mae REMICS Series 2020-10 S(b),(c)	SOFR30A + 5.936%	1.5850	05/25/59	93,799
17,246	Freddie Mac REMICS Series 2433 SA(b)	SOFR30A + 20.632%	9.1750	02/15/32	19,383
741,539	Freddie Mac REMICS Series 5112 IB(c)		6.5000	05/15/32	86,417
191,461	Freddie Mac REMICS Series 4394 BI(c)		5.5000	07/15/37	25,783
63,238	Freddie Mac REMICS Series 4419 EI(c)		6.0000	10/15/37	7,087
3,292,177	Freddie Mac REMICS Series 4669 TI(b),(c)	SOFR30A + 5.986%	0.1000	09/15/40	6,371
82,365	Freddie Mac REMICS Series 3772 SA(b)	SOFR30A + 14.567%	1.3470	12/15/40	60,164
420,331	Freddie Mac REMICS Series 3935 SH(b),(c)	SOFR30A + 6.486%	2.0790	12/15/40	10,156
17,571	Freddie Mac REMICS Series 4493 HI(c)		3.0000	06/15/41	66
167,495	Freddie Mac REMICS Series 4076 SW(b),(c)	SOFR30A + 5.936%	1.5290	07/15/42	14,246
102,250	Freddie Mac REMICS Series 4139 PO(h)		-	08/15/42	64,536
222,693	Freddie Mac REMICS Series 4091 ES(b),(c)	SOFR30A + 6.436%	2.0290	08/15/42	28,370
451,013	Freddie Mac REMICS Series 4197 IG(c)		4.0000	04/15/43	56,623
9,624,636	Freddie Mac REMICS Series 4765 SI(c),(d)		0.2060	08/15/44	83,417
284,375	Freddie Mac REMICS Series 4416 DS(b),(c)	SOFR30A + 5.986%	1.5790	12/15/44	28,810
238,884	Freddie Mac REMICS Series 4480 IN(c)		4.0000	03/15/45	28,591
277,855	Freddie Mac REMICS Series 4473 AS(b),(c)	SOFR30A + 5.486%	1.0790	05/15/45	23,650
103,709	Freddie Mac REMICS Series 4591 QI(c)		3.5000	04/15/46	18,890
741,734	Freddie Mac REMICS Series 4583 ST(b),(c)	SOFR30A + 5.886%	1.4790	05/15/46	71,773
634,420	Freddie Mac REMICS Series 4699 NI(c)		4.0000	12/15/46	81,847
176,922	Freddie Mac REMICS Series 4792 AI(c)		4.0000	05/15/48	32,394
1,009,675	Freddie Mac REMICS Series 4827 BI(c)		4.5000	09/15/48	162,893
344,683	Freddie Mac REMICS Series 5093 NI(c)		4.0000	08/25/49	70,812

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0% (Continued)
765,845	Freddie Mac REMICS Series 5022 IO(c)		3.0000	09/25/50	$ 131,387
427,279	Freddie Mac REMICS Series 5023 MI(c)		3.0000	10/25/50	72,443
305,595	Freddie Mac REMICS Series 5082 HI(c)		3.0000	03/25/51	41,703
438,888	Freddie Mac REMICS Series 5086 IW(c)		3.0000	03/25/51	62,046
827,092	Freddie Mac REMICS Series 5086 HI(c)		4.5000	03/25/51	185,304
1,216,009	Freddie Mac REMICS Series 5174 NI(c)		3.5000	12/25/51	215,439
308,663	Freddie Mac REMICS Series 4291 MS(b),(c)	SOFR30A + 5.786%	1.3790	01/15/54	28,439
38,020	Freddie Mac Strips Series 202 IO(c)		6.5000	04/01/29	3,642
466,938	Freddie Mac Strips Series 256 50(c)		5.0000	06/15/38	60,497
167,951	Freddie Mac Strips Series 303 181(c),(d)		4.5000	12/15/39	20,511
170,782	Freddie Mac Strips Series 303 175(c),(d)		4.5000	12/15/40	23,597
243,267	Freddie Mac Strips Series 303 141(c),(d)		4.5000	01/15/43	38,188
490,163	Freddie Mac Strips Series 324 C24(c)		5.0000	12/15/43	102,884
560,200	Freddie Mac Strips Series 365 C10(c)		3.5000	06/15/49	109,408
8,998	Government National Mortgage Association Series 2011-157 AI(c)		4.0000	12/16/26	149
485,067	Government National Mortgage Association Series 2021-78 QI(c)		5.0000	05/20/34	46,273
2,278,815	Government National Mortgage Association Series 2009-87 IW(b),(c)	TSFR1M + 6.736%	2.4370	07/20/34	83,202
5,818,979	Government National Mortgage Association Series 2014-94 JI(b),(c)	TSFR1M + 6.586%	0.1500	09/16/34	27,908
656,241	Government National Mortgage Association Series 2007-26 SD(b),(c)	TSFR1M + 6.686%	2.3800	05/16/37	65,070
4,095,863	Government National Mortgage Association Series 2017-60 SA(b),(c)	TSFR1M + 6.576%	2.2770	10/20/37	201,441
1,184,205	Government National Mortgage Association Series 2008-60 SH(b),(c)	TSFR1M + 6.036%	1.7300	07/16/38	26,958
808,864	Government National Mortgage Association Series 2017-88 IB(c)		5.5000	02/20/39	112,649
193,101	Government National Mortgage Association Series 2009-61 AS(b),(c)	TSFR1M + 5.986%	1.6870	03/20/39	2,190
648,742	Government National Mortgage Association Series 2009-69 IV(c)		5.5000	08/20/39	92,282
2,126,487	Government National Mortgage Association Series 2010-29 SA(b),(c)	TSFR1M + 6.436%	2.1370	10/20/39	233,653
238,330	Government National Mortgage Association Series 2013-90 AI(c)		3.5000	10/20/39	4,437
666,997	Government National Mortgage Association Series 2017-60 SU(b),(c)	TSFR1M + 6.286%	1.9800	01/16/40	53,722
791,118	Government National Mortgage Association Series 2013-20 IM(c)		5.0000	04/20/40	125,052
1,129,388	Government National Mortgage Association Series 2017-160 TI(b),(c)		0.5000	06/20/40	17,708
992,443	Government National Mortgage Association Series 2010-133 SB(b),(c)	TSFR1M + 5.906%	1.6000	10/16/40	102,727
174,260	Government National Mortgage Association Series 2019-22 HI(c)		5.0000	10/16/40	21,621
1,717,334	Government National Mortgage Association Series 2010-166 SA(b),(c)	TSFR1M + 5.936%	1.6300	12/16/40	172,673

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0% (Continued)
254,030	Government National Mortgage Association Series 2012-69 QI(c)		4.0000	03/16/41	$ 27,817
173,781	Government National Mortgage Association Series 2011-68 EI(c)		6.0000	04/20/41	19,427
89,645	Government National Mortgage Association Series 2013-75 GI(c)		3.0000	06/20/41	569
259,288	Government National Mortgage Association Series 2015-44 AI(c)		3.0000	08/20/41	1,624
238,519	Government National Mortgage Association Series 2012-108 PS(b),(c)	TSFR1M + 6.636%	2.3300	03/16/42	26,270
943,203	Government National Mortgage Association Series 2013-4 ID(c)		5.5000	05/16/42	175,705
163,157	Government National Mortgage Association Series 2012-149 GI(c)		5.0000	07/20/42	15,040
332,589	Government National Mortgage Association Series 2012-98 HS(b),(c)	TSFR1M + 5.886%	1.5870	08/20/42	28,171
796,801	Government National Mortgage Association Series 2012-126 IO(c)		3.5000	10/20/42	104,752
416,578	Government National Mortgage Association Series 2012-140 IC(c)		3.5000	11/20/42	68,170
240,117	Government National Mortgage Association Series 2012-149 CS(b),(c)	TSFR1M + 6.086%	1.7870	12/20/42	16,418
69,267	Government National Mortgage Association Series 2013-5 BI(c)		3.5000	01/20/43	11,241
335,605	Government National Mortgage Association Series 2013-20 KI(c)		5.0000	01/20/43	58,526
988,332	Government National Mortgage Association Series 2013-144 AS(b),(c)	TSFR1M + 6.636%	2.3370	03/20/43	13,510
355,526	Government National Mortgage Association Series 2013-82 IG(c)		3.5000	05/20/43	53,336
517,425	Government National Mortgage Association Series 2019-22 EI(c),(d)		1.0000	07/20/43	10,918
69,726	Government National Mortgage Association Series 2013-103 DS(b),(c)	TSFR1M + 6.036%	1.7370	07/20/43	7,267
306,761	Government National Mortgage Association Series 2013-189 PS(b),(c)	TSFR1M + 6.036%	1.7370	07/20/43	24,356
618,284	Government National Mortgage Association Series 2013-122 SB(b),(c)	TSFR1M + 5.986%	1.6800	08/16/43	58,110
8,670,963	Government National Mortgage Association Series 2019-21 SI(c),(d)		0.2660	10/20/43	67,218
202,078	Government National Mortgage Association Series 2014-132 SL(b),(c)	TSFR1M + 5.986%	1.6870	10/20/43	9,099
143,448	Government National Mortgage Association Series 2013-181 SA(b),(c)	TSFR1M + 5.986%	1.6870	11/20/43	11,077
304,162	Government National Mortgage Association Series 2014-91 SB(b),(c)	TSFR1M + 5.486%	1.1800	06/16/44	27,239
96,602	Government National Mortgage Association Series 2014-133 BS(b),(c)	TSFR1M + 5.486%	1.1870	09/20/44	7,365
487,053	Government National Mortgage Association Series 2019-22 SA(b),(c)	TSFR1M + 5.486%	1.1870	02/20/45	37,885
130,661	Government National Mortgage Association Series 2017-99 DI(c)		4.0000	07/20/45	6,577
435,805	Government National Mortgage Association Series 2017-112 KI(c)		4.5000	08/20/45	45,375
549,437	Government National Mortgage Association Series 2016-163 KI(c)		6.0000	08/20/45	49,385
318,356	Government National Mortgage Association Series 2017-130 LI(c)		4.5000	10/16/45	25,854
1,986,029	Government National Mortgage Association Series 2019-22 CI(b),(c)	TSFR1M + 30.678%	1.0000	10/20/45	90,782
267,451	Government National Mortgage Association Series 2015-179 GS(b),(c)	TSFR1M + 6.636%	2.3370	12/20/45	36,425
95,506	Government National Mortgage Association Series 2016-54 PI(c)		3.0000	04/20/46	9,602
281,493	Government National Mortgage Association Series 2016-46 IO(c)		3.5000	04/20/46	48,728
75,021	Government National Mortgage Association Series 2017-101 ID(c)		4.5000	04/20/46	5,548
170,624	Government National Mortgage Association Series 2016-81 IO(c)		4.0000	06/20/46	32,460

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0% (Continued)
864,604	Government National Mortgage Association Series 2016-121 JS(b),(c)	TSFR1M + 5.986%	1.6870	09/20/46	$ 97,546
300,642	Government National Mortgage Association Series 2016-116 IJ(c)		3.5000	09/20/46	32,435
132,038	Government National Mortgage Association Series 2019-11 MI(c)		5.0000	11/20/46	7,084
157,660	Government National Mortgage Association Series 2017-114 CI(c)		3.5000	03/20/47	12,105
11,423	Government National Mortgage Association Series 2017-141 ID(c)		3.5000	07/20/47	1,638
310,341	Government National Mortgage Association Series 2018-18 BI(c)		4.0000	11/20/47	27,544
748,693	Government National Mortgage Association Series 2017-179 KS(b),(c)	TSFR1M + 6.086%	1.7870	12/20/47	88,315
124,183	Government National Mortgage Association Series 2017-179 WI(c)		5.0000	12/20/47	28,344
301,647	Government National Mortgage Association Series 2018-1 IP(c)		3.5000	01/20/48	32,630
17,579,822	Government National Mortgage Association Series 2020-86 TK(b),(c)	TSFR1M + 6.086%	0.1500	08/20/48	89,548
164,765	Government National Mortgage Association Series 2018-120 JI(c)		5.5000	09/20/48	24,062
234,159	Government National Mortgage Association Series 2018-154 IT(c)		5.5000	10/20/48	43,518
436,766	Government National Mortgage Association Series 2019-6 SA(b),(c)	TSFR1M + 5.936%	1.6370	01/20/49	43,900
224,878	Government National Mortgage Association Series 2019-18 CS(b),(c)	TSFR1M + 5.936%	1.6370	02/20/49	16,605
932,975	Government National Mortgage Association Series 2020-47 MI(c)		3.5000	04/20/50	180,579
393,761	Government National Mortgage Association Series 2020-127 IN(c)		2.5000	08/20/50	56,106
616,118	Government National Mortgage Association Series 2020-167 NS(b),(c)	TSFR1M + 6.186%	1.8870	11/20/50	75,686
2,068,328	Government National Mortgage Association Series 2019-H16 CI(c),(d)		2.2320	10/20/69	88,303
					8,715,983
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,927,962)				8,715,983

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5%
	ASSET MANAGEMENT — 6.4%
1,000,000	Ares Capital Corporation		4.2500	03/01/25	999,291
700,000	Ares Capital Corporation		2.1500	07/15/26	671,907
2,349,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	2,286,981
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	592,195
1,301,000	FS KKR Capital Corporation		4.1250	02/01/25	1,300,999
850,000	FS KKR Capital Corporation		3.4000	01/15/26	836,993
275,000	FS KKR Capital Corporation		2.6250	01/15/27	261,201
1,100,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	1,099,376
750,000	UBS Group A.G.(a),(d)	H15T1Y + 1.550%	4.4880	05/12/26	749,083
182,000	UBS Group A.G.(a),(d)	SOFRRATE + 2.044%	2.1930	06/05/26	180,328

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5% (Continued)
	ASSET MANAGEMENT — 6.4% (Continued)
250,000	UBS Group A.G.(a),(d)	SOFRRATE + 3.340%	6.3730	07/15/26	$ 251,687
					9,230,041
	AUTOMOTIVE — 8.7%
750,000	Ford Motor Credit Company, LLC		2.3000	02/10/25	749,596
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	399,371
1,650,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,650,136
1,935,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,910,082
500,000	Ford Motor Credit Company, LLC		3.8150	11/02/27	479,493
1,000,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	983,574
515,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	06/08/25	511,529
938,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	881,937
1,288,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	1,271,950
750,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	681,968
2,525,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	2,426,637
500,000	Volkswagen Group of America Finance, LLC(a)		5.4000	03/20/26	502,192
250,000	Volkswagen Group of America Finance, LLC(a)		4.7500	11/13/28	245,440
					12,693,905
	BANKING — 11.1%
500,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	499,126
650,000	Barclays plc		3.6500	03/16/25	649,106
500,000	Barclays plc(d)	SOFRRATE + 2.714%	2.8520	05/07/26	497,220
250,000	Barclays plc(d)	H15T1Y + 2.300%	5.3040	08/09/26	250,547
300,000	BBVA USA		3.8750	04/10/25	299,473
600,000	BNP Paribas S.A.(a)		4.3750	09/28/25	597,750
250,000	BNP Paribas S.A.(a),(d)	SOFRRATE + 2.074%	2.2190	06/09/26	247,595
1,000,000	BNP Paribas S.A.(a),(d)	H15T5Y + 3.196%	4.6250	Perpetual	952,932
1,382,000	BPCE S.A.(a)		4.5000	03/15/25	1,380,786
394,000	BPCE S.A.(a)		4.8750	04/01/26	392,847
1,605,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,603,642
550,000	Credit Agricole S.A.(a),(d)	SOFRRATE + 1.676%	1.9070	06/16/26	544,008
1,023,000	Deutsche Bank A.G.		4.5000	04/01/25	1,021,703
1,000,000	Deutsche Bank A.G.(d)	H15T5Y + 4.524%	6.0000	Perpetual	995,461

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5% (Continued)
	BANKING — 11.1% (Continued)
1,000,000	KeyCorporation(d)	SOFRINDX + 1.250%	5.7120	05/23/25	$ 1,000,531
1,000,000	M&T Bank Corporation(d)	H15T5Y + 2.679%	3.5000	Perpetual	944,956
500,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	499,920
419,000	Royal Bank of Canada(d)	SOFRRATE + 7.450%	8.5000	02/28/39	434,951
1,749,000	Societe Generale S.A.(a)		4.2500	04/14/25	1,745,016
550,000	Societe Generale S.A.(a)		4.7500	11/24/25	548,242
500,000	Synchrony Bank		5.4000	08/22/25	501,187
500,000	Wells Fargo & Company(d)	SOFRRATE + 2.000%	2.1880	04/30/26	496,806
					16,103,805
	BIOTECH & PHARMA — 1.7%
989,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	959,077
1,475,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,453,459
					2,412,536

	COMMERCIAL SUPPORT SERVICES — 0.7%
975,000	Aramark Services, Inc.(a)		5.0000	02/01/28	956,497

	ELECTRIC UTILITIES — 3.4%
1,000,000	American Electric Power Company, Inc.(d)	H15T5Y + 2.675%	3.8750	02/15/62	951,359
1,110,000	CenterPoint Energy, Inc.(d)	H15T5Y + 3.254%	7.0000	02/15/55	1,134,978
2,000,000	Electricite de France S.A.(a),(d)	H15T5Y + 5.411%	9.1250	Perpetual	2,275,544
376,000	FirstEnergy Corporation		2.0500	03/01/25	375,037
150,000	FirstEnergy Corporation		4.1500	07/15/27	146,463
					4,883,381
	ENTERTAINMENT CONTENT — 0.1%
125,000	Warner Media, LLC		2.9500	07/15/26	120,715

	HEALTH CARE FACILITIES & SERVICES — 0.3%
512,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	490,462

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5% (Continued)
	INSURANCE — 0.5%
250,000	Athene Global Funding(a)		2.9500	11/12/26	$ 241,654
506,000	Kemper Corporation		4.3500	02/15/25	505,862
					747,516
	LEISURE FACILITIES & SERVICES — 5.9%
828,000	Boyd Gaming Corporation		4.7500	12/01/27	816,785
838,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	791,927
265,000	International Game Technology plc(a)		4.1250	04/15/26	262,542
963,000	International Game Technology plc(a)		6.2500	01/15/27	977,045
500,000	International Game Technology plc(a)		5.2500	01/15/29	492,452
1,000,000	Las Vegas Sands Corporation		2.9000	06/25/25	991,817
1,025,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	1,016,286
725,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	661,080
844,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	848,244
438,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	452,341
1,248,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,196,867
					8,507,386
	REAL ESTATE INVESTMENT TRUSTS — 3.2%
200,000	American Tower Corporation		2.4000	03/15/25	199,458
1,000,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.2500	06/01/25	999,335
750,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3750	04/15/26	751,696
2,253,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	2,249,465
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.7500	02/01/27	505,012
					4,704,966
	RETAIL - DISCRETIONARY — 1.1%
1,563,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,551,889

	SPECIALTY FINANCE — 4.1%
650,000	AerCap Global Aviation Trust(a),(d)	TSFR3M + 4.562%	6.5000	06/15/45	650,477
1,100,000	Air Lease Corporation(d)	H15T5Y + 4.076%	4.6500	Perpetual	1,076,263
715,000	Ally Financial, Inc.		5.7500	11/20/25	718,097
200,000	Ally Financial, Inc.		6.0500	02/15/26	200,079
250,000	Ally Financial, Inc.		6.0000	07/15/29	246,789
500,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	499,726
250,000	Aviation Capital Group, LLC(a)		1.9500	01/30/26	243,078

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5% (Continued)
	SPECIALTY FINANCE — 4.1% (Continued)
358,000	Capital One Financial Corporation(d)	SOFRRATE + 1.290%	2.6360	03/03/26	$ 357,307
1,000,000	ILFC E-Capital Trust I(a),(d)	TSFR3M + 1.812%	6.5520	12/21/65	824,469
855,000	Synchrony Financial		4.5000	07/23/25	853,355
250,000	Synchrony Financial		3.7000	08/04/26	244,973
					5,914,613
	TECHNOLOGY SERVICES — 0.4%
650,000	Leidos, Inc.		3.6250	05/15/25	647,957

	TRANSPORTATION & LOGISTICS — 1.9%
1,325,000	Air Canada(a)		3.8750	08/15/26	1,293,030
1,035,528	American Airlines 2016-2 Class A Pass Through Series 2016-2 A		3.6500	06/15/28	972,671
562,500	Delta Air Lines Inc / SkyMiles IP Ltd.(a)		4.5000	10/20/25	560,043
					2,825,744
	TOTAL CORPORATE BONDS (Cost $71,486,721)				71,791,413

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 8.1%
	ASSET MANAGEMENT — 1.0%
1,500,000	Charles Schwab Corporation (The)(d)	H15T5Y + 3.168%	4.0000	Perpetual	1,465,927

	BANKING — 3.3%
3,704,000	First Citizens BancShares, Inc.(a),(d)	TSFR3M + 4.234%	8.5920	Perpetual	3,815,120
1,000,000	Wells Fargo & Company(d)	H15T5Y + 3.453%	3.9000	Perpetual	982,342
					4,797,462
	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
2,625,000	Bank of New York Mellon Corporation (The) Series H(d)	H15T5Y + 3.352%	3.7000	Perpetual	2,569,056
1,000,000	Goldman Sachs Group, Inc. (The)(d)	H15T5Y + 2.915%	3.6500	Perpetual	963,696
					3,532,752
	OIL & GAS PRODUCERS — 1.4%
1,977,000	Energy Transfer, L.P.(d)	H15T5Y + 5.694%	6.5000	Perpetual	1,980,881
	TOTAL PREFERRED STOCK (Cost $11,660,162)				11,777,022

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.0%
	COMMERCIAL SUPPORT SERVICES — 1.8%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 2.000%	6.3120	04/06/28	$ 2,647,343

	LEISURE FACILITIES & SERVICES — 2.4%
992,513	1011778 BC ULC(b)	TSFR1M + 1.750%	6.0620	09/23/30	990,652
992,500	Caesars Entertainment, Inc.(b)	TSFR1M + 2.250%	6.5620	02/06/31	996,946
993,145	Light & Wonder International, Inc.(b)	TSFR1M + 2.250%	6.5510	04/16/29	998,632
500,000	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	7.0990	05/03/29	503,783
					3,490,013
	RETAIL - DISCRETIONARY — 1.4%
1,952,233	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.5520	01/16/32	1,967,685

	SEMICONDUCTORS — 0.8%
1,113,952	MKS Instruments, Inc.(b)	TSFR1M + 2.000%	6.3150	08/17/29	1,125,091

	SOFTWARE — 0.6%
994,885	Sunshine Software Merger Sub, Inc.(b)	TSFR3M + 3.865%	8.1760	09/21/28	895,556

	TRANSPORTATION & LOGISTICS — 3.0%
650,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	9.6290	03/10/28	666,624
1,985,000	Air Canada(b)	TSFR3M + 2.000%	7.2530	03/21/31	2,000,195
1,665,804	United Airlines, Inc.(b)	TSFR3M + 2.000%	6.2970	02/24/31	1,673,683
					4,340,502
	TOTAL TERM LOANS (Cost $14,480,795)				14,466,190

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.1%
	U.S. TREASURY BILLS — 2.1%
3,000,000	United States Treasury Bill(g)		4.0700%	03/27/25	2,981,692

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,980,900)				2,981,692

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares					Fair Value
	TOTAL INVESTMENTS - 98.2% (Cost $157,429,656)				$ 142,456,938
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%				2,675,253
	NET ASSETS - 100.0%				$ 145,132,191

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
20	CBOT 10 Year US Treasury Note	Interactive Brokers	03/21/2025	$ 2,176,875	$ (33,125)
20	CBOT 5 Year US Treasury Note	Interactive Brokers	04/01/2025	2,127,813	(15,625)
20	CBOT US Treasure Bond Futures	Interactive Brokers	03/21/2025	2,278,125	(82,500)
	TOTAL FUTURES CONTRACTS				$ (131,250)

A.G.	- Aktiengesellschaft
CLO	- Collateralized Loan Obligation
CBOT	- Chicago Board of Trade
LLC	- Limited Liability Company
L.P.	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Secured Overnight Financing Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 63,779,684 or 43.9% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Interest only securities.
(d)	Variable rate security; the rate shown represents the rate on January 31, 2025.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2025.
(f)	Percentage rounds to less than 0.1%.
(g)	Zero coupon bond.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.